Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stok, par value $0.0001 per share
Amount Registered | shares	24,868,028
Proposed Maximum Offering Price per Unit	31.18
Maximum Aggregate Offering Price	$ 775,385,113.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 107,080.68
Offering Note	Consists of an aggregate of up to 24,868,028 shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock) consisting of (i) 10,425,531 shares of Common Stock, issuable upon the conversion of 10,425.531 shares of the Registrant's Series B Non-Voting Convertible Preferred Stock, par value $0.0001 per share ("Series B Preferred Stock"), (ii) 14,440,395 shares of Common Stock issuable upon the conversion of 14,440.395 shares of Series B Preferred Stock and (iii) 2,102 shares of Common Stock issuable upon exercise of a warrant to purchase 2.1020 shares of Series B Preferred Stock, which will be exercisable for shares of Common Stock upon conversion of the Series B Preferred Stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of Common Stock reported on The Nasdaq Stock Market on April 21, 2026.